Financial instruments risk management (Details) - USD ($)		3 Months Ended			12 Months Ended
	Jul. 10, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Financial instruments risk management
Foreign currency loss		$ 7,207	$ 158,332	$ 195	$ 164,962	$ 195
Interest rate					2.85%
LIBOR floor	0.25%				0.25%